Housing Loans to Employees	12 Months Ended
Dec. 31, 2012
HOUSING LOANS TO EMPLOYEES [Abstract]
Housing Loans to Employees

23. HOUSING LOANS TO EMPLOYEES

	December 31,
	2011	2012
	US$	US$
Other Non-current Assets – Housing loans to employees	374	279
Prepaid Expenses and Other Current Assets – Housing loans to employees	124	182

Total housing loans to employees	498	461

In June 2010, the Group entered into housing loan contracts with 10 employees, under which the Group provided interest free housing loans to the employees with the original amount of US$180 per employee. The loans were subsequently modified so that the employees are required to repay the first US$60 by installment of US$1 per month within 5 years, and repay the remaining US$120 due immediately following the signing of the loan agreements. In 2011 and 2012, the Group entered into housing loan contracts with employees, under which the Group provided interest-free housing loans to the employees with the original amount of US$79 and US$302 respectively. These loans were guaranteed by RPL. The Group discounted the future collection of the loans with the rate the Company would charge to an employee as if the employee were to get a loan from a third party and recorded separately as current portion and non-current portion. As of December 31, 2012, housing loans to the employees recorded as other current assets and other non-current assets were US$182 (2011: US$124) and US$279(2011: US$374), respectively.